Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 14,615,198	$ 11,318,371	$ 12,501,800
Provision For Loan Losses	1,975,000	2,645,381	8,650,000
Charge-Offs	7,422,393	5,209,830	6,643,834
Recoveries	2,150,566	1,488,048	107,232
Ending Balance	11,318,371	10,241,970	14,615,198
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,928,625	1,521,559
Provision For Loan Losses	183,236	1,030,237
Charge-Offs	647,161	1,118,168
Recoveries	56,859	273,015
Ending Balance	1,521,559	1,706,643
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,498,111	1,001,271
Provision For Loan Losses	(227,872)	(5,306)
Charge-Offs	286,612	207,230
Recoveries	17,644	59,042
Ending Balance	1,001,271	847,777
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	644,855	618,919
Provision For Loan Losses	175,141	(187,377)
Charge-Offs	209,898	31,831
Recoveries	8,821	26,947
Ending Balance	618,919	426,658
Commercial Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	10,543,607	8,176,622
Provision For Loan Losses	1,844,495	1,807,827
Charge-Offs	6,278,722	3,852,601
Recoveries	2,067,242	1,129,044
Ending Balance	$ 8,176,622	$ 7,260,892